WILMERHALE


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                                                March 30, 2006



Pioneer Emerging Markets Fund
60 State Street
Boston, Massachusetts 02109

     Re:  Post-Effective Amendment No. 20 to
          the Registration Statement on Form N-1A
          of Pioneer Emerging Markets Fund
          (File Nos. 33-76894 and 811-08448)
          -----------------------------------

Ladies and Gentlemen:

     As counsel to Pioneer Emerging Markets Fund (the "Fund"), we have reviewed the above-captioned post-effective amendment to the Fund's Registration Statement on Form N-1A for filing with the Securities and Exchange Commission. We hereby represent, pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that said post-effective amendment does not, in our view, contain disclosures that would make it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

     We hereby consent to your filing this letter with the Securities and Exchange Commission together with the above-captioned post-effective amendment to the Fund's Registration Statement on Form N-1A. Except as provided in this paragraph, this letter may not be relied upon by, or filed with, any other parties or used for any other purpose.


  Very truly yours,

  WILMER CUTLER PICKERING
  HALE AND DORR LLP



  By:  /s/ David C. Phelan
       David C. Phelan, Partner




                   Wilmer Cutler Pickering Hale and Dorr LLP,
                 60 State Street, Boston, Massaschusetts 02109

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